Translation differences, fair value and other reserves (Tables)	12 Months Ended
Dec. 31, 2019
Translation differences, fair value and other reserves
Schedule of translation differences, fair value and other reserves

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve(1)
As of January 1, 2017	483	173	10	–	305
Foreign exchange translation differences	(1 830)	–	–	–	–
Net investment hedging gains	352	–	–	–	–
Remeasurements of defined benefit plans	–	662	–	–	–
Net fair value gains	–	–	103	–	18
Transfer to income statement	12	–	(75)	–	(104)
Other increase/(decrease)	1	3	(1)	–	–
Movement attributable to non-controlling interests	50	–	–	–	–
As of December 31, 2017	(932)	838	37	–	219
Adoption of IFRS 9	–	–	–	(10)	(242)
As of January 1, 2018	(932)	838	37	(10)	(23)
Foreign exchange translation differences	444	–	–	–	–
Net investment hedging losses	(66)	–	–	3	–
Remeasurements of defined benefit plans	–	293	–	–	–
Net fair value losses	–	–	(28)	(8)	(116)
Transfer to income statement	(37)	–	(30)	23	78
Other (decrease)/increase	(1)	6	–	–	–
As of December 31, 2018	(592)	1 137	(21)	8	(61)
Foreign exchange translation differences	259	–	–	–	–
Net investment hedging losses	(40)	–	–	(6)	–
Remeasurements of defined benefit plans	–	319	–	–	–
Net fair value losses	–	–	(17)	(34)	(101)
Transfer to income statement	1	–	32	18	107
Other increase	–	1	–	–	–
As of December 31, 2019	(372)	1 457	(6)	(14)	(55)